Earnings/ (Loss) per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net income	$ 173,556	$ 565,999	$ 680,530
Weighted average common shares outstanding, basic	98,457,929	102,153,255	101,183,829
Basic earnings per share	$ 1.76	$ 5.54	$ 6.73
Dillutive effect of non vested shares	470,082	383,711	295,243
Weighted average common shares outstanding, diluted	98,928,011	102,536,966	101,479,072
Diluted earnings per share	$ 1.75	$ 5.52	$ 6.71